Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2013
2013	$ 279,404
2014	924,959
2015	801,921
2016	801,921
2017	563,529
Thereafter	1,596,177
Total	4,967,911
Other Costs [Member]
2013	10,344
2014	41,376
2015	41,376
2016	41,376
2017	41,376
Thereafter	172,417
Total	348,265
Harris [Member]
2013	11,765
2014	47,059
2015	47,059
2016	47,059
2017	47,059
Thereafter	196,077
Total	396,078
Compufill [Member]
2013	10,294
2014	41,176
2015	41,176
2016	41,176
2017	41,176
Thereafter	171,571
Total	346,569
Rockstar [Member]
2013	247,001
2014	795,348
2015	672,310
2016	672,310
2017	433,918
Thereafter	1,056,112
Total	$ 3,876,999